UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05750

American Funds Short-Term Tax-Exempt Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: April 30, 2018

Steven I. Koszalka

American Funds Short-Term Tax-Exempt Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Short-Term Tax-Exempt Bond Fund®
Investment portfolio
April 30, 2018
unaudited
Bonds, notes & other debt instruments 93.51% Alabama 1.99%	Principal amount (000)	Value (000)
21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2018	$1,500	$1,504
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	7,500	7,831
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2018	3,315	3,349
County of Jefferson, Limited Obligation Ref. Bonds, Series 2017, 5.00% 2019	1,875	1,956
County of Jefferson, Limited Obligation Ref. Bonds, Series 2017, 5.00% 2022	1,000	1,107
County of Jefferson, Limited Obligation Ref. Bonds, Series 2017, 5.00% 2023	1,500	1,681
City of Mobile, Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Company Barry Plant Project), Series 2008, 1.625% 2034 (put 2018)	2,000	1,997
		19,425
Alaska 0.11%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 2046	940	968
Housing Fin. Corp., Home Mortgage Rev. Ref. Bonds, Series 2012-A, 4.00% 2040	135	136
		1,104
Arizona 1.33%
County of Coconino, Pollution Control Corp., Pollution Control Rev. Ref. Bonds, Series 2017-A, AMT, 1.80% 2032	1,000	989
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2017-B, 5.00% 2048 (put 2022)	2,000	2,223
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2016, 5.00% 2022	400	443
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2018	675	679
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2019	1,000	1,037
County of Pima, Sewer System Rev. Obligations, Series 2012-A, 5.00% 2018	500	503
School Facs. Board, Certs. of Part., Series 2015-A, 5.00% 2021	1,000	1,091
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2018	2,000	2,009
Transportation Board, Highway Rev. Bonds, Series 2008-A, 5.00% 2030 (preref. 2018)	2,000	2,011
Board of Regents of the University of Arizona, Rev. Ref. Certs. of Part., Series 2012-C, 5.00% 2018	2,000	2,005
		12,990
California 7.40%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.65% 2045 (put 2023)[1]	6,600	6,747
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-E-3, (SIFMA Municipal Swap Index + 0.70%) 2.45% 2047 (put 2019)[1]	3,000	3,014
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-A-1, (SIFMA Municipal Swap Index + 0.90%) 2.65% 2045 (put 2023)[1]	1,250	1,278
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 2.35% 2034 (put 2020)[1]	2,000	2,013
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-D, (3-month USD-LIBOR x 0.70 + 0.55%) 2.168% 2045 (put 2021)[1]	500	503
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2017-E, 1.375% 2053 (put 2020)	5,000	4,965
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 2051 (put 2023)	1,500	1,620
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 2.50% 2018	1,495	1,497
American Funds Short-Term Tax-Exempt Bond Fund — Page 1 of 18

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Various Purpose G.O. Bonds, Series 2013-D, (SIFMA Municipal Swap Index + 0.29%) 2.04% 2028 (put 2020)[1]	$2,200	$2,204
Various Purpose G.O. Bonds, Series 2016-B, (1-month USD-LIBOR x 0.70 + 0.76%) 2.081% 2031 (put 2021)[1]	1,500	1,515
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2013-A, 5.00% 2019	2,000	2,069
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 2031 (put 2022)	2,000	2,239
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-D, 5.00% 2043 (put 2020)	1,500	1,608
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-4, (3-month USD-LIBOR x 0.70 + 0.37%) 1.986% 2038 (put 2020)[1]	1,500	1,500
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-2, (1-month USD-LIBOR x 0.70 + 0.50%) 1.831% 2047 (put 2019)[1]	3,500	3,513
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Pacific Gas and Electric Company), Series 2008-F, 1.75% 2026 (put 2022)	6,070	5,783
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2023	800	902
City of Lancaster, Successor Agcy. to the Redev. Agcy., Redev. Project Area Nos. 5 and 6 (School Dist. Pass-Throughs), Tax Allocation Rev. Ref. Bonds, Taxable Series 2016-B-2, Assured Guaranty Municipal insured, 3.00% 2019	435	439
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2012-A, AMT, 5.00% 2020	845	895
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2022	2,000	2,207
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2023	2,500	2,798
County of Los Angeles, Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2018	3,000	3,017
City of Oakland, Successor Agcy. to the Redev. Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2018	1,085	1,097
City of Oakland, Successor Agcy. to the Redev. Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2019	1,000	1,041
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 2022	2,000	2,219
City of Riverside, Rev. Ref. Water Bonds, Series 2011-A, (SIFMA Municipal Swap Index + 0.15%), 2.38% 2035 (put 2020)[1]	2,400	2,400
City of San Diego, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-A, 2.00% 2018	1,700	1,702
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2021	1,295	1,393
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2022	1,000	1,097
County of Santa Cruz, Successor Agcy. to the Redev. Agcy., Tax Allocation Ref. Bonds, Series 2014, BAM insured, 5.00% 2018	300	303
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2006-D, 2.625% 2033 (put 2023)	2,000	1,996
Statewide Communities Dev. Auth., Rev. Bonds (Hebrew Home for Aged Disabled), Series 2016, 3.50% 2021	3,350	3,425
Temecula Valley Unified School Dist., Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2019	375	389
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045	1,385	1,426
Dept. of Veterans Affairs, Veterans G.O. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	375	374
Westlands Water Dist., Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2019	1,000	1,043
		72,231
Colorado 1.14%
City and County of Denver, Airport System Rev. Bonds, Series 2013-A, AMT, 5.00% 2020	1,000	1,066
City and County of Denver, Dept. of Aviation (Denver International Airport), Rev. Bonds, Series 2016-B, (1-month USD-LIBOR x 0.70 + 0.86%) 2.18% 2031 (put 2019)[1]	1,810	1,818
E-470 Public Highway Auth., Rev. Bonds, Series 2017-A, (1-month USD-LIBOR x 0.67 + 0.90%) 2.174% 2039 (put 2019)[1]	2,300	2,305
American Funds Short-Term Tax-Exempt Bond Fund — Page 2 of 18

unaudited
Bonds, notes & other debt instruments Colorado (continued)	Principal amount (000)	Value (000)
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 2036 (put 2023)	$2,000	$2,262
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-C, Class I, 4.00% 2048	2,000	2,101
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-B-1, Class I, 4.00% 2048	1,500	1,583
		11,135
Connecticut 2.21%
Various Purpose G.O. Bonds, Series 2015-D, (SIFMA Municipal Swap Index + 0.75%) 2.50% 2018[1]	1,000	1,001
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 1999-B, 1.65% 2029 (put 2019)	1,410	1,406
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2022	750	824
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2010-A-2, 5.00% 2040 (preref. 2018)	1,000	1,005
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 1.30% 2048 (put 2020)	3,000	2,960
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2015-A, 1.375% 2035 (put 2018)	2,000	1,998
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	660	683
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.50% 2046	1,150	1,180
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 2047	1,915	2,007
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D, 4.00% 2047	695	729
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2012-F-2, AMT, 2.75% 2035	410	411
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2014-D-1, 4.00% 2044	1,725	1,774
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	2,605	2,670
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	1,625	1,666
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2016-A-1, 4.00% 2045	1,160	1,204
		21,518
District of Columbia 0.05%
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2016-A, 5.00% 2019	500	523
Florida 2.78%
County of Broward, Airport System Rev. Bonds, Series 2017, AMT, 5.00% 2020	1,000	1,067
County of Broward, Airport System Rev. Bonds, Series 2017, AMT, 5.00% 2023	1,100	1,235
County of Broward, Airport System Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2021	1,000	1,088
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 1.40% 2018	495	494
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 1.65% 2019	1,135	1,127
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2019	1,660	1,715
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Senior Secured Bonds, Series 2012-A-1, 5.00% 2019	7,450	7,696
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2015-A, 3.50% 2046	795	823
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2009-2, 5.50% 2041	140	141
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	375	384
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 2048	2,000	2,102
Housing Fin. Corp., Homeowner Mortgage Rev. Ref. Bonds, Series 2011-1, AMT, 5.00% 2041	365	373
Housing Fin. Corp., Multi Familiy Mortgage Rev. Bonds (Lake Mangonia Apartments), Series 2018-B, 1.75% 2019	850	848
JEA, Water and Sewer System Rev. Bonds, Series 2017-A, 5.00% 2021	1,240	1,357
City of Lakeland, Energy System Rev. Ref. Bonds, 5.00% 2019	900	938
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2018	1,000	1,005
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2019	1,000	1,035
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	1,000	1,063
American Funds Short-Term Tax-Exempt Bond Fund — Page 3 of 18

unaudited
Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Orlando-Orange Expressway Auth., Rev. Ref. Bonds, Series 2012, 5.00% 2018	$1,250	$1,257
South Florida Water Management Dist., Certs. of Parts., 5.00% 2022	1,250	1,387
		27,135
Georgia 1.85%
City of Atlanta, Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2018 (escrowed to maturity)	1,000	1,010
City of Atlanta, Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2019 (escrowed to maturity)	760	790
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2013-B, 5.00% 2019	2,000	2,093
County of Bulloch, Dev. Auth., Student Housing Rev. Bonds (Georgia Southern University Housing Foundation Four, LLC Project), Series 2008, Assured Guaranty insured, 5.375% 2039 (preref. 2018)	2,000	2,012
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Company Plant Vogtle Project), Series 2012, 1.85% 2049 (put 2019)	1,200	1,190
County of Clark, Hospital Auth., Rev. Anticipation Certs. (Piedmont Healthcare, Inc. Project), Series 2016-A, 5.00% 2019	600	621
County of Floyd, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Company Plant Hammond Project), 2.35% 2022 (put 2020)	4,000	3,979
County of Fulton, Dev. Auth., Rev. Bonds (Piedmont Healthcare, Inc. Project), Series 2016-A, 5.00% 2019	525	543
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2014-A-1, 4.00% 2044	610	630
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-A-1, 3.50% 2046	560	575
Road and Tollway Auth., Federal Highway Grant Anticipation Rev. Bonds, Series 2009-A, 5.00% 2019	2,500	2,583
Road and Tollway Auth., Federal Highway Grant Anticipation Rev. Ref. Bonds, Series 2017-B, 5.00% 2020	1,870	1,985
		18,011
Hawaii 0.72%
City and County of Honolulu, G.O. Bonds (Honolulu Rail Transit Project), Series 2017-H, (SIFMA Municipal Swap Index + 0.31%) 2.06% 2024 (put 2020)[1]	3,000	3,003
City and County of Honolulu, G.O. Bonds (Honolulu Rail Transit Project), Series 2017-H, (SIFMA Municipal Swap Index + 0.32%) 2.07% 2025 (put 2020)[1]	2,000	2,002
City and County of Honolulu, G.O. Bonds, Series 2012-B, 5.00% 2018	1,000	1,016
Dept. of Transportation, Airports Division, Lease Rev. Certs. of Part., Series 2013, AMT, 5.00% 2019	1,000	1,039
		7,060
Illinois 9.88%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2020	6,300	6,656
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 4.00% 2021	3,000	3,131
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 4.00% 2019	1,925	1,950
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, AMT, 4.00% 2020	2,000	2,057
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.00% 2021	3,000	3,239
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2021	1,500	1,601
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2022	1,000	1,087
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023	2,750	3,040
City of Chicago, Water Rev. Ref. Bonds, Series 2012, 4.00% 2022	2,800	2,944
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2021	500	546
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2022	500	555
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 1998-B, 1.65% 2025 (put 2019)	10,390	10,358
Fin. Auth., National Rural Utilities Cooperative Fin. Corp., Guaranteed Solid Waste Disposal Rev. Bonds (Prairie Power, Inc. Project), Series 2008-A, 1.75% 2042 (put 2020)	3,415	3,383
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2014, 5.00% 2019	550	571
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2013, 5.00% 2019	2,000	2,072
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2023	1,000	1,118
American Funds Short-Term Tax-Exempt Bond Fund — Page 4 of 18

unaudited
Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2029	$2,500	$2,918
Fin. Auth., Rev. Bonds (Northwestern Memorial HealthCare), Series 2017-B, 5.00% 2057 (put 2022)	2,000	2,228
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2009-C, 6.375% 2029 (preref. 2019)	1,000	1,044
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2019	1,000	1,045
Fin. Auth., Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2009, 7.00% 2044 (preref. 2019)	2,055	2,186
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-1, 5.00% 2030 (put 2020)	2,500	2,621
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 2030 (put 2019)	2,000	2,058
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2013, 5.00% 2018	500	506
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2020	2,410	2,572
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), (SIFMA Municipal Swap Index + 1.00%) 2.75% 2050 (put 2025)[1]	5,525	5,546
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2021	2,155	2,285
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2002-A, Assured Guaranty Municipal insured, 5.50% 2023	3,620	4,029
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023 (preref. 2021)	1,090	1,200
Regional Transportation Auth., G.O. Ref. Bonds, Series 2017-A, 5.00% 2023	5,000	5,579
Regional Transportation Auth., G.O. Ref. Bonds, Series 2017-A, 5.00% 2028	2,000	2,315
Sales Tax Securitization Corp., Sales Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	2,000	2,178
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.25% 2036 (preref. 2023)	2,500	3,118
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-A, 5.00% 2019	1,500	1,571
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2013-B, 5.00% 2018	1,750	1,782
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	1,945	2,069
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2016-A, 3.00% 2018	1,000	1,002
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2016-A, 4.00% 2019	1,015	1,035
Village of Volo, Special Service Area Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Assured Guaranty Municipal insured, 3.00% 2019	299	300
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Assured Guaranty Municipal insured, 3.00% 2020	932	949
		96,444
Indiana 1.89%
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 1.75% 2031 (put 2018)	500	499
Fin. Auth., Hospital Ref. Bonds (Parkview Health), Series 2017-A, 5.00% 2023	1,335	1,511
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2016-A, 5.00% 2019	1,100	1,152
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2016-A, 5.00% 2022	2,500	2,792
Health and Educational Facs. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2001-A-2, 4.00% 2036 (put 2019)	1,500	1,524
Hobart Building Corp. (Lake County), First Mortgage Bonds, Series 2006, National insured, 6.50% 2029 (preref. 2020)	6,000	6,452
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), AMT, (SIFMA Municipal Swap Index +75%) 2.50% 2044 (put 2019)[1]	2,400	2,401
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), AMT, 5.00% 2045 (put 2022)	1,000	1,114
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), Series 2008, 1.85% 2044 (put 2019)	1,000	996
		18,441
American Funds Short-Term Tax-Exempt Bond Fund — Page 5 of 18

unaudited
Bonds, notes & other debt instruments Iowa 0.13%	Principal amount (000)	Value (000)
Fin. Auth., Single Family Mortgage Bonds, Series 2015-A, AMT, 3.50% 2040	$640	$653
Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	585	614
		1,267
Kentucky 0.51%
Property and Buildings Commission, Rev. Ref. Bonds (Project No. 112), Series 2016-B, 5.00% 2022	4,500	4,948
Louisiana 0.68%
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2021	400	428
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2023	500	553
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Assured Guaranty Municipal insured, 5.00% 2021	1,500	1,626
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds, BAM insured, 5.00% 2024	1,000	1,131
City of New Orleans, Sewerage Service Rev. and Ref. Bonds, Series 2014, 5.00% 2018	500	501
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	2,250	2,426
		6,665
Maine 0.67%
Housing Auth., Mortgage Purchase Bonds, Series 2016-B-1, 3.50% 2046	840	862
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2013-B, 4.00% 2043	830	855
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	535	542
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	4,140	4,233
		6,492
Maryland 2.49%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	3,535	3,586
County of Montgomery, G.O. Consolidated Public Improvement Bonds, Series 2010-A, 4.00% 2021 (preref. 2020)	1,040	1,087
County of Montgomery, G.O. Consolidated Public Improvement Bonds, Series 2011-A, 5.00% 2024 (preref. 2019)	900	933
County of Montgomery, G.O. Consolidated Public Improvement Rev. Ref. Bonds, Series 2017-C, 5.00% 2020	7,000	7,506
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	975	1,025
Dept. of Transportation, Consolidated Transportation Bonds, Series 2013, 4.00% 2020	3,000	3,112
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2017-B, 5.00% 2021	4,500	4,884
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2017, 5.00% 2020	2,000	2,129
		24,262
Massachusetts 2.92%
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2031 (preref. 2021)	2,000	2,173
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S, 5.00% 2021	3,000	3,262
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2018	895	899
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2014-I, AMT, 5.00% 2021	3,000	3,179
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 5.00% 2024	3,000	3,316
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 2021	1,000	1,040
G.O. Bonds, Consolidated Loan, Series 2014-D-2, 1.70% 2043 (put 2022)	1,500	1,464
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	985	1,017
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	620	638
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 2045	1,090	1,131
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 181, 4.00% 2044	835	868
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 2046	880	903
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Bonds, notes & other debt instruments Massachusetts (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 160, AMT, 3.75% 2034	$430	$438
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 162, 2.75% 2041	310	312
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 165, 2.65% 2041	1,025	1,029
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	665	688
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	3,720	3,852
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 2043	850	888
Port Auth., Rev. Bonds, Series 2017-A, AMT, 5.00% 2019	1,365	1,413
		28,510
Michigan 3.61%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2015-I, 5.00% 2021	1,400	1,516
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Ref. Bonds, Series 2012-A, 5.00% 2018	2,225	2,225
City of Royal Oak, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 2019	500	520
City of Royal Oak, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 2020	500	533
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept. Water Supply System Rev. Ref. Local Project), Series 2014-C-7, National insured, 5.00% 2019	575	593
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept. Water Supply System Rev. Ref. Local Project), Series 2014-D-1, Assured Guaranty Municipal insured, 5.00% 2020	500	529
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2023	2,500	2,794
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2012, 5.00% 2018	1,000	1,014
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 5.00% 2018	725	735
Fin. Auth., Unemployment Obligation Assessment Rev. Ref. Bonds, Series 2012-A, 5.00% 2018	2,000	2,011
County of Genesee, Water Supply System G.O. Limited Tax Rev. Ref. Bonds, Series 2014, BAM insured, 4.00% 2018	420	424
Hospital Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-MI-1, 1.33% 2034 (put 2018)	2,655	2,654
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2010-F3, 1.40% 2047 (put 2018)	1,500	1,499
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2019	825	864
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2020	750	804
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014, 4.00% 2044	825	856
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	1,320	1,360
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	3,605	3,722
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	2,700	2,832
Livonia Public Schools School Dist., School Building and Site G.O. Bonds, Assured Guaranty Municipal insured, 4.00% 2018	210	210
Livonia Public Schools School Dist., School Building and Site G.O. Bonds, Assured Guaranty Municipal insured, 5.00% 2019	240	247
Livonia Public Schools School Dist., School Building and Site G.O. Bonds, Assured Guaranty Municipal insured, 5.00% 2020	275	291
Livonia Public Schools School Dist., School Building and Site G.O. Bonds, Assured Guaranty Municipal insured, 5.00% 2021	465	499
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 1995-CC, 1.45% 2030 (put 2021)	2,600	2,505
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-A, AMT, 5.00% 2018	1,900	1,933
American Funds Short-Term Tax-Exempt Bond Fund — Page 7 of 18

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Bonds, notes & other debt instruments Michigan (continued)	Principal amount (000)	Value (000)
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, Assured Guaranty Municipal insured, 4.00% 2020	$1,690	$1,761
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-G, 5.00% 2020	250	268
		35,199
Minnesota 1.36%
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-G, 4.25% 2035	315	319
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	480	490
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	555	558
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	855	887
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	6,745	7,004
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	695	720
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	735	753
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 2047	220	229
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 2048	990	1,040
City of Minneapolis, Multi Family Rev. Bonds (Albright Townhomes Project), Series 2018, 2.00% 2021 (put 2019)[2]	1,250	1,249
		13,249
Mississippi 0.11%
County of Harrison, Dev. Bank, Special Obligation Rev. Ref. Bonds (Mississippi Highway Ref. Project), Series 2013-A, 5.00% 2019	850	868
Home Corp., Single Family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	180	185
		1,053
Missouri 0.90%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 2047[3]	1,418	1,423
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2009-C, 4.90% 2036	125	128
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2009-D, 4.80% 2040	180	181
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2009-E-4, 4.25% 2030	280	287
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-A, 4.00% 2041	780	809
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-B, 4.00% 2040	950	984
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-1, AMT, 4.00% 2045	3,630	3,766
Metropolitan St. Louis Sewer Dist., Wastewater System Improvement and Rev. Ref. Bonds, Series 2017-A, 4.00% 2020	1,130	1,175
		8,753
Montana 0.20%
Board of Housing, Single Family Homeownership Bonds, Series 2012-A-2, AMT, 4.00% 2038	1,155	1,181
Board of Housing, Single Family Mortgage Bonds, Series 2015-B-2, AMT, 3.50% 2042	770	789
		1,970
Nebraska 1.48%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	6,700	6,988
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	1,035	1,045
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 3.00% 2044	1,085	1,092
American Funds Short-Term Tax-Exempt Bond Fund — Page 8 of 18

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Bonds, notes & other debt instruments Nebraska (continued)	Principal amount (000)	Value (000)
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	$605	$630
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	1,980	2,030
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	470	484
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2048	1,100	1,156
Board of Regents of the University of Nebraska, University of Nebraska-Lincoln Student Fees and Facs. Rev. Bonds, Series 2009-A, 5.00% 2022 (preref. 2019)	1,000	1,022
		14,447
Nevada 1.63%
County of Clark, Airport System Rev. Ref. Bonds, Series 2017-A-1, AMT, 4.00% 2019	2,500	2,558
County of Clark, Jet Aviation Fuel Tax Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2019	3,020	3,123
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds, Series 2015-C, 5.00% 2021	1,170	1,271
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	5,500	5,445
Las Vegas Valley Water Dist., Limited Tax G.O. Water Bonds, Series 2012-B, 5.00% 2018	1,000	1,003
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Rev. Ref. Bonds, Series 2016, 2.25% 2021	1,260	1,239
County of Washoe, Gas Facs. Rev. Ref. Bonds (Sierra Pacific Power Company Projects), Series 2016-A, AMT, 1.50% 2031 (put 2019)	1,255	1,244
		15,883
New Jersey 2.50%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2019	4,000	4,123
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 4.00% 2020	1,185	1,233
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2022	1,000	1,104
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2023	850	953
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2023	2,425	2,726
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1-A, AMT, 5.00% 2018	2,000	2,034
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2020	750	797
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2021	2,000	2,155
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2014-1-A1, AMT, 5.00% 2018	2,250	2,289
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2021	2,000	2,158
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2023	2,500	2,770
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2014-A, 5.00% 2018	2,000	2,022
		24,364
New Mexico 0.92%
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-A, 1.875% 2029 (put 2020)	2,000	1,980
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	2,250	2,228
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2011, 1.875% 2029 (put 2020)	2,000	1,980
Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2010-A-2, (3-month USD-LIBOR + 0.65%) 2.656% 2028[1]	20	20
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	255	262
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2012-A, Class I, 4.25% 2043	595	612
American Funds Short-Term Tax-Exempt Bond Fund — Page 9 of 18

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Bonds, notes & other debt instruments New Mexico (continued)	Principal amount (000)	Value (000)
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 2046	$985	$1,009
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2017-B-2, Class I, AMT, 3.75% 2048	895	928
		9,019
New York 8.21%
Dormitory Auth., New York University Rev. Bonds, Series 2009-A, 5.00% 2039 (preref. 2019)	2,250	2,333
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2016-A, 5.00% 2022	2,000	2,223
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2017-F, 5.00% 2023	3,500	3,950
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2020	2,000	2,109
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2023	5,000	5,616
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2012-A, 5.00% 2018	1,500	1,500
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2017-H, 1.65% 2021	1,650	1,610
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-A-2B, (SIFMA Municipal Swap Index + 0.58%) 2.33% 2031 (put 2019)[1]	2,500	2,504
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-B-3C, (SIFMA Municipal Swap Index + 0.45%) 2.20% 2034 (put 2019)[1]	2,000	2,001
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 4.00% 2019	750	774
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2020	2,000	2,146
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 2.20% 2044 (put 2022)[1]	4,000	3,992
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 2.33% 2039 (put 2020)[1]	6,250	6,269
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.982% 2032 (put 2021)[1]	4,000	4,028
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	1,330	1,364
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	2,185	2,232
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	2,605	2,723
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	905	932
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	590	607
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	2,450	2,526
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	1,910	1,954
New York City G.O. Bonds, Series 2012-I, 5.00% 2018	1,000	1,008
New York City G.O. Bonds, Series 2014-A, 5.00% 2020	1,500	1,600
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	5,250	5,188
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	3,000	2,979
Port Auth., Consolidated Rev. Ref. Bonds, Series 185, AMT, 5.00% 2020	2,000	2,124
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 2021	2,000	2,176
County of Rockland, G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2019	675	693
County of Suffolk, Rev. Ref. Bonds, Series 2017-B, Assured Guaranty Municipal insured, 4.00% 2021	2,500	2,644
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2013-A, 5.00% 2019	4,700	4,846
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), AMT, 5.00% 2020	1,500	1,571
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), AMT, 5.00% 2021	750	801
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), AMT, 5.00% 2022	1,000	1,083
		80,106
American Funds Short-Term Tax-Exempt Bond Fund — Page 10 of 18

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Bonds, notes & other debt instruments North Carolina 0.87%	Principal amount (000)	Value (000)
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 37-A, AMT, 3.50% 2039	$1,550	$1,586
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	3,450	3,626
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 1.662% 2041 (put 2022)[1]	3,300	3,308
		8,520
North Dakota 1.08%
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046	1,705	1,754
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	1,600	1,642
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2014-A, 4.00% 2034	350	362
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 2038	460	477
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 2036	375	391
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2016-B, AMT, 4.00% 2047	4,320	4,497
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 2048	1,295	1,365
		10,488
Ohio 1.69%
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds (Akron General Health System), Series 2012, 5.00% 2031 (preref. 2022)	1,000	1,093
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 2046	1,350	1,392
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, AMT, Series 2017-B, 4.50% 2047	630	670
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2017-D, 4.00% 2048	1,900	1,992
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds (Mortgage-Backed Securities Program), Series 2016-D, 4.00% 2047	1,270	1,328
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2010-1, 5.00% 2028	385	392
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-1, 4.80% 2028	195	198
Kent State University, Rev. General Receipts Bonds, Series 2016, 4.00% 2022	1,000	1,063
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 4.00% 2018	1,750	1,774
Major New State Infrastructure Project, Rev. Bonds, Series 2016-1, 5.00% 2023	1,000	1,137
Water Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management Inc. Project), Series 2002, AMT, 1.70% 2022 (put 2018)	2,500	2,496
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Notes, Series 2017-B, (SIFMA Municipal Swap Index + 0.22%) 1.97% 2020[1]	3,000	3,001
		16,536
Oklahoma 0.13%
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2005-A, (SIFMA Municipal Swap Index + 0.80%) 2.55% 2023 (put 2018)[1]	1,280	1,280
Oregon 1.13%
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, (SIFMA Municipal Swap Index + 1.00%) 2.75% 2022 (put 2018)[1]	3,000	3,002
G.O. Bonds (Veteran’s Welfare Bonds Series 94), Series 2014-H, 4.00% 2044	2,045	2,104
G.O. Bonds (Veteran’s Welfare Bonds Series 99B), Series 2017-Q, 3.50% 2047	2,210	2,281
American Funds Short-Term Tax-Exempt Bond Fund — Page 11 of 18

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Bonds, notes & other debt instruments Oregon (continued)	Principal amount (000)	Value (000)
Housing and Community Services Dept., Single Family Mortgage Rev. Bonds, Series 2017-A, 4.00% 2047	$2,325	$2,446
Port of Portland, Portland International Airport Rev. Bonds, Series 24-B, AMT, 5.00% 2021	1,090	1,180
		11,013
Pennsylvania 4.08%
East Hempfield Township, Industrial Dev. Auth., Rev. Ref. Bonds (Willow Valley Communities Project), 4.00% 2019	450	463
East Hempfield Township, Industrial Dev. Auth., Rev. Ref. Bonds (Willow Valley Communities Project), 4.00% 2020	500	522
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2013, AMT, 1.60% 2045 (put 2018)[1]	1,500	1,500
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2013, AMT, 1.60% 2045 (put 2018)[1]	1,200	1,200
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-B, 5.00% 2021	3,175	3,210
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2017-A, 4.00% 2018	4,780	4,836
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-117-A, AMT, 3.50% 2040	1,390	1,422
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 2040	5,740	5,860
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 2041	750	770
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 2046	850	873
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	3,030	3,172
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123-A, AMT, 4.00% 2039	1,610	1,674
County of Montour, Geisinger Auth. Health System Rev. Bonds (Geisinger Health System), Series 2014-B, (1-month USD-LIBOR x 0.67 + 1.07%) 2.343% 2028 (put 2024)[1]	3,000	3,035
City of Philadelphia, Airport Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2019	1,200	1,243
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.00% 2019	1,000	1,043
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2020	500	531
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2021	500	541
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2022	500	548
Turnpike Commission, Turnpike Rev. Bonds, Series 2013-A, (SIFMA Municipal Swap Index + 0.68%) 2.43% 2018[1]	1,500	1,501
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-B-1, (SIFMA Municipal Swap Index + 0.98%) 2.73% 2021[1]	1,100	1,119
Turnpike Commission, Turnpike Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.80%) 2.55% 2045 (put 2018)[1]	1,000	1,001
Turnpike Commission, Turnpike Rev. Bonds, Series 2016, 5.00% 2021	3,500	3,777
		39,841
Rhode Island 1.30%
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2020	1,990	2,109
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2021	1,280	1,387
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	2,325	2,410
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 68-C, AMT, 3.50% 2039	1,000	1,023
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2016-A, AMT, 5.00% 2018	300	305
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 5.00% 2019	250	260
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 5.00% 2020	200	212
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 5.00% 2021	510	550
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 5.00% 2022	1,300	1,416
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 5.00% 2023	650	718
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 5.00% 2024	2,100	2,325
		12,715
South Carolina 1.08%
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-A, 4.00% 2047	1,050	1,099
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, 4.00% 2047	315	331
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	140	146
American Funds Short-Term Tax-Exempt Bond Fund — Page 12 of 18

unaudited
Bonds, notes & other debt instruments South Carolina (continued)	Principal amount (000)	Value (000)
County of Lexington, Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2019	$250	$261
County of Lexington, Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2020	250	265
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-A, 4.00% 2020	2,945	3,072
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-C, 5.00% 2021	1,500	1,629
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2022	3,395	3,731
		10,534
South Dakota 0.66%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-A, AMT, 3.00% 2030	500	505
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	260	268
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 2044	945	981
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	1,020	1,063
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	2,735	2,815
Housing Dev. Auth., Homeownership Mortgage Rev. Ref. Bonds, Series 2012-A, AMT, 4.50% 2031	745	769
		6,401
Tennessee 1.50%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-1-C, 4.50% 2037	570	592
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	400	411
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Series 2011-1-A, AMT, 4.50% 2031	955	990
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Series 2012-1-A, AMT, 4.50% 2038	465	481
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-1-C, 3.00% 2038	935	946
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	940	971
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-1-A, AMT, 4.00% 2039	1,370	1,415
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	1,085	1,124
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	815	848
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 2046	390	407
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 2047	835	860
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	1,430	1,501
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-B-2, 4.00% 2042	2,540	2,670
County of Shelby, Health, Educational and Housing Fac. Board, Rev. Bonds (Methodist Le Bonheur Healthcare), Series 2017-A, 5.00% 2022	1,330	1,466
		14,682
Texas 10.04%
Beaumont Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 5.00% 2020	1,280	1,348
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 3.00% 2032 (put 2019)	5,000	5,066
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B-3, 1.40% 2040 (put 2020)	750	737
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2017-A-2, 2.50% 2036 (put 2019)	4,000	4,028
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2017-A-3, 3.00% 2043 (put 2020)	2,500	2,546
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-E, AMT, 5.00% 2019	2,000	2,087
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-F, 5.00% 2018	1,000	1,016
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-F, 5.00% 2019	500	523
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2020	1,000	1,073
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2022	1,000	1,113
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-B, 1.35% 2040 (put 2019)	2,000	1,985
American Funds Short-Term Tax-Exempt Bond Fund — Page 13 of 18

unaudited
Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
County of Harris, Cultural Education, Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (Teco Project), Series 2017, 5.00% 2019	$350	$366
County of Harris, Cultural Education, Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (Teco Project), Series 2017, 5.00% 2020	1,150	1,233
County of Harris, Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System), Series 2014-B, (SIFMA Municipal Swap Index + 0.58%) 2.33% 2042 (put 2019)[1]	2,000	2,001
County of Harris, Toll Road Rev. Bonds, Series 2012-B, (SIFMA Municipal Swap Index + 0.70%) 2.45% 2021 (put 2018)[1]	2,500	2,501
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2017-A, 2.835% 2047[3]	2,246	2,166
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2018	1,000	1,005
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2014-C, 5.00% 2020	1,000	1,060
City of Houston, Combined Utility System, Rev. and Rev. Ref. Bonds, Series 2009-A, Assured Guaranty insured, 5.25% 2033 (preref. 2019)	1,805	1,867
City of Houston, Public Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2020	2,850	3,004
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2017, 5.00% 2020	6,000	6,321
Love Field Airport Modernization Corp., General Airport Rev. Bonds, Series 2017, AMT, 5.00% 2021	500	544
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Children’s Medical Center of Dallas Project), Series 2012, 5.00% 2018	1,000	1,009
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-A, (SIFMA Municipal Swap Index + 0.80%) 2.55% 2050 (put 2019)[1]	4,095	4,097
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	2,380	2,376
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2019	4,500	4,595
Northside Independent School Dist., Unlimited Tax School Building Bonds, 1.45% 2047 (put 2020)	3,800	3,750
Panhandle Regional Housing Fin. Corp., Multi Family Housing Rev. Bonds (Canyons at 45 West Apartments), Series 2018, 2.00% 2021 (put 2020)	1,500	1,495
Public Fin. Auth., Texas Southern University, Rev. Fncg. System Bonds, Series 2016, BAM insured, 4.00% 2018	1,000	1,000
Public Fin. Auth., Texas Southern University, Rev. Fncg. System Bonds, Series 2016, BAM insured, 4.00% 2019	890	906
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2009-A, 5.25% 2024 (preref. 2019)	1,100	1,128
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2012-C, 2.00% 2027 (put 2018)	1,625	1,626
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-A, 2.25% 2033 (put 2019)	9,000	9,036
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-B, 2.00% 2033 (put 2021)	3,040	3,009
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2012, AMT, 5.00% 2018	1,515	1,523
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 2019	1,000	1,047
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 2020	750	804
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	1,800	1,987
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-A, 5.00% 2042 (put 2020)	2,000	2,102
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-B, (SIFMA Municipal Swap Index + 0.38%) 2.13% 2041 (put 2018)[1]	6,500	6,501
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2022	1,000	1,105
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2023	1,000	1,123
Board of Regents of The University of Texas System, Rev. Fncg. System Rev. Ref. Bonds, Series 2016-I, 5.00% 2019	1,750	1,821
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2015-A, 4.00% 2020	1,000	1,040
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2023	1,120	1,272
		97,942
American Funds Short-Term Tax-Exempt Bond Fund — Page 14 of 18

unaudited
Bonds, notes & other debt instruments Utah 0.21%	Principal amount (000)	Value (000)
Intermountain Power Agcy., Subordinated Power Supply Rev. Ref. Bonds, Series 2013-A, 5.00% 2018	$2,000	$2,011
Vermont 0.12%
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 4.00% 2020	750	785
Student Assistance Corp., Education Loan Rev. Bonds, Series 2012-B, AMT, (3-month USD-LIBOR + 1.50%) 3.821% 2022[1]	424	424
		1,209
Virginia 0.88%
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. and Rev. Ref. Notes, Series 2017, 5.00% 2023	3,000	3,400
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2013-A, 5.00% 2020	3,000	3,169
County of Fairfax, Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-A, 5.00% 2019 (escrowed to maturity)	1,000	1,032
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 2.15% 2040 (put 2020)	1,000	995
		8,596
Washington 3.26%
Econ. Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, 2.125% 2020[4]	5,000	4,977
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2015-C, 5.00% 2026	500	580
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2012-F, 5.00% 2018	2,000	2,021
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2014-C, 5.00% 2018	3,250	3,284
Various Purpose G.O. Bonds, Series 2011-B, 5.25% 2036 (preref. 2021)	2,030	2,205
Various Purpose G.O. Rev. Ref. Bonds, Series 2018-R-C, 5.00% 2021	5,000	5,463
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-N, 2.00% 2044 (put 2020)	1,500	1,491
Health Care Facs. Auth., Rev. Bonds (Providence Health & Services), Series 2012-B, 4.00% 2042 (put 2021)	250	266
Health Care Facs. Auth., Rev. Ref. Bonds (PeaceHealth), Series 2014-A, 5.00% 2019	500	522
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-A, 5.00% 2018	500	507
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-B, 5.00% 2042 (put 2021)	2,550	2,796
Housing Fin. Commission, Homeownership Program Bonds, Series 2010-A, 4.70% 2028	150	152
Housing Fin. Commission, Single Family Program Bonds, Series 2014-1-N, 3.00% 2037	955	965
Housing Fin. Commission, Single Family Program Bonds, Series 2014-2A-R, AMT, 3.50% 2044	1,730	1,763
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047	925	968
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2013-1-N, 3.00% 2043	270	271
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2015-B-1, (SIFMA Municipal Swap Index + 0.68%) 2.43% 2045 (put 2018)[1]	1,000	1,000
Port of Seattle, Rev. Ref. Bonds, Series 2015-B, 5.00% 2020	1,000	1,054
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2022	1,000	1,094
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2026	390	391
		31,770
American Funds Short-Term Tax-Exempt Bond Fund — Page 15 of 18

unaudited
Bonds, notes & other debt instruments West Virginia 0.39%	Principal amount (000)	Value (000)
County of Mason, Pollution Control Rev. Bonds (Appalachian Power Company Project), Series 2014-L, 1.625% 2022 (put 2018)	$1,250	$1,247
County of Monongalia, Building Commission, Ref. and Improvement Rev. Bonds (Monongalia Health System Obligated Group), Series 2015, 5.00% 2020	1,135	1,199
West Virginia University, Improvement Rev. Bonds (West Virginia University Projects), Series 2014-C, (SIFMA Municipal Swap Index + 0.53%) 2.28% 2041 (put 2019)[1]	1,375	1,376
		3,822
Wisconsin 5.23%
G.O. Bonds, Series 2013-A, 5.00% 2025 (preref. 2022)	5,000	5,541
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)	5,000	5,626
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-B, 5.00% 2038 (put 2023)	2,700	2,955
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2013-B-1, 1.375% 2038 (put 2019)	2,150	2,125
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2013-B-2, 4.00% 2043 (put 2019)	6,000	6,123
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2013-B-3, 5.00% 2043 (put 2020)	4,500	4,760
Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-B, 5.375% 2037 (preref. 2020)	7,000	7,428
Health and Educational Facs. Auth., Rev. Bonds (St. John’s Communities, Inc.), Series 2009-A, 7.625% 2039 (preref. 2019)	2,000	2,152
Health and Educational Facs. Auth., Rev. Bonds (UnityPoint Health), Series 2014-A, 5.00% 2018	435	443
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	2,705	2,789
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	5,415	5,542
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2017-C, 4.00% 2048	1,185	1,243
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2018-B, 4.00% 2048	800	839
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2016-A-4, AMT, 2.00% 2033 (put 2021)	1,500	1,465
Transportation Rev. Ref. Bonds, Series 2012-2, 4.00% 2018	2,000	2,007
		51,038
Wyoming 0.19%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-3, 3.00% 2044	330	334
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	1,415	1,469
		1,803
Total bonds, notes & other debt instruments (cost: $922,231,000)		912,405
Short-term securities 6.08%
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-B, 1.53% 2052[1]	3,000	3,000
State of California, Statewide Communities Dev. Auth., Commercial Paper, Series 2008-B, 1.80% 8/14/2018	2,000	2,000
State of California, Regents of the University of California, Commercial Paper, Series 2018-A, 1.38% 7/11/2018	3,000	3,000
State of California, Regents of the University of California, Commercial Paper, Series 2018-A, 1.68% 5/8/2018	1,500	1,500
State of California, Dept. of Water Resources, Water Rev. Commercial Paper, Series 2018-2, 1.50% 5/10/2018	2,000	2,000
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 1.55% 2035[1]	4,000	4,000
State of Maryland, County of Montgomery, Consolidated Public Improvement Bond Anticipation Notes, Series 2009-B, 1.32% 5/10/18	5,000	5,000
American Funds Short-Term Tax-Exempt Bond Fund — Page 16 of 18

unaudited
Short-term securities	Principal amount (000)	Value (000)
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2017-C, 2.00% 6/25/2018	$1,000	$1,001
State of New York, New York City G.O. Bonds, Fiscal 2014, Series 2013-D-3, 1.55% 2038[1]	3,000	3,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2003, Series 2002-A-2, 1.56% 2029[1]	10,300	10,300
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-4, 1.53% 2045[1]	3,000	3,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 1.55% 2045[1]	2,000	2,000
State of New York, New York City Transitional Fin. Auth., Tax-Exempt Future Tax Secured Bonds, Series 2010-G-5, 1.56% 2034[1]	1,500	1,500
State of New York, Power Auth., Commercial Paper, Series 2018-1, 1.79% 5/9/18	4,500	4,500
State of Texas, Gulf Coast Industrial Dev. Auth., Rev. Bonds (ExxonMobil Project), Series 2012, 1.55% 2041[1]	900	900
State of Texas, Tax and Rev. Anticipation Notes, Series 2017, 4.00% 8/30/2018	12,000	12,090
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 1.55% 2044[1]	500	500
Total short-term securities (cost: $59,323,000)		59,291
Total investment securities 99.59% (cost: $981,554,000)		971,696
Other assets less liabilities 0.41%		4,001
Net assets 100.00%		$975,697

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Step bond; coupon rate will increase at a later date.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,977,000, which represented .51% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security;
American Funds Short-Term Tax-Exempt Bond Fund — Page 17 of 18

unaudited
contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At April 30, 2018, all of the fund’s investments were classified as Level 2.
Key to abbreviations
Agcy. = Agency	Fncg. = Financing
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	LIBOR = London Interbank Offered Rate
Certs. of Part. = Certificates of Participation	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	SIFMA = Securities Industry and Financial Markets Association
Facs. = Facilities	TECP = Tax-Exempt Commercial Paper
Fin. = Finance
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-039-0618O-S60623	American Funds Short-Term Tax-Exempt Bond Fund — Page 18 of 18

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND

By _/s/Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: June 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/Neil L. Langberg_
Neil L. Langberg, President and Principal Executive Officer

Date: June 28, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: June 28, 2018